Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates - Associates [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Carrying amount	S/ 22,047	S/ 27,246
Gasoducto del Peru S.A. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital
Carrying amount
Concesionaria Chavimochic S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	26.50%	26.50%
Carrying amount	S/ 16,295	S/ 18,058
Obratres S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	37.50%	37.50%
Carrying amount	S/ 3,400	S/ 3,812
Inversiones Maje S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	9.59%	9.59%
Carrying amount	S/ 2,043	S/ 2,283
Peru Piping Spools S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	33.33%	33.33%
Carrying amount		S/ 2,760
Otros [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Carrying amount	S/ 309	S/ 333